Stockholders' Equity, Convertible Preferred Stock and Redeemable Non-controlling Interest - Narrative (Details) $ / shares in Units, ¥ in Millions								3 Months Ended							6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 15, 2022 shares	Sep. 01, 2022 USD ($) $ / shares shares	Jul. 12, 2022 shares	Jun. 30, 2021 USD ($)	Jun. 10, 2021 USD ($) shares	Feb. 26, 2021 USD ($)	Jun. 11, 2011 USD ($)	Sep. 30, 2022 USD ($) Vote $ / shares shares	Mar. 31, 2022 shares	Sep. 30, 2021 USD ($) shares	Jun. 30, 2021 USD ($) shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2020 USD ($)	Mar. 31, 2020 CNY (¥)	Jun. 30, 2021 USD ($) shares	Sep. 30, 2022 USD ($) Vote installment $ / shares shares	Sep. 30, 2022 CNY (¥) installment shares	Dec. 31, 2021 USD ($) installment $ / shares shares	Dec. 31, 2021 CNY (¥) installment shares	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2022 CNY (¥) Vote shares	Dec. 31, 2021 CNY (¥) shares
Stockholders Equity [Line Items]
Common stock, shares authorized (in shares)								1,500,000,000								1,500,000,000		1,500,000,000		1,500,000,000	1,500,000,000	1,500,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.001						$ 0.001								$ 0.001		$ 0.001		$ 0.001
Number of shares issued for professional services and stock options exercised								1,100,000								1,500,000	1,500,000
Stock ownership percentage limitation							4.99%
Common stock issuance for professional fee (in shares)																1,100,000	1,100,000
Share percentage of Market Price, option one				95.00%			95.00%				95.00%				95.00%
Share percentage of Market Price, option two				96.00%			96.00%				96.00%				96.00%
Consecutive trading days, option two							5 days
Common stock issuance | $												$ 53,407,000								$ 182,498,000
Aggregate offering price | $						$ 150,000,000.0
Common stock, share price calculated as a percentage of market price						3.00%
Proceeds from issuance of stock | $										$ 53,400,000								$ 145,500,000
Commission and transaction fees | $										$ 1,700,000								$ 4,500,000
Private Placement
Stockholders Equity [Line Items]
Sale of Stock, Consideration Received on Transaction | $				$ 80,400,000			$ 80,400,000
Stock ownership percentage limitation				4.99%							4.99%				4.99%
Consecutive trading days, option one							2 days
Consecutive trading days, option two							5 days
Common stock issuance | $											$ 27,300,000
Standby Equity Purchase Agreement
Stockholders Equity [Line Items]
Number of shares issued (in shares)	150,000,000.0	60,000,000.0
Transaction period		36 months
Purchase price equal to percentage of market price		95.00%
Stock ownership percentage limitation		4.99%
Structuring fee | $		$ 10,000
Common stock issuance as a commitment fee (in shares)		600,000						1,500,000
Shares issued as a percentage of outstanding stock		5.00%
New Energy | Qingdao Xingyang City Investment
Stockholders Equity [Line Items]
Ownership percentage of owned entity																		100.00%				100.00%
Convertible Preferred Stock
Stockholders Equity [Line Items]
Preferred stock, shares authorized (in shares)								50,000,000.0								50,000,000.0		50.0			50,000,000.0	50.0
Preferred stock, par value (in dollars per share) | $ / shares								$ 0.001								$ 0.001		$ 0.001
Series A Preferred Stock
Stockholders Equity [Line Items]
Preferred stock, shares issued (in shares)								7,000,000.0								7,000,000.0		7,000,000.0		7,000,000.0	7,000,000.0	7,000,000.0
Preferred stock, shares outstanding (in shares)																		7,000,000		7,000,000		7,000,000
Number of votes | Vote								1								1					1
Number of shares fully paid and nonassessable (in shares)								10								10		10			10	10
Liquidation event, distributed amount per share (in dollars per share) | $ / shares								$ 0.50								$ 0.50		$ 0.50
Common Stock
Stockholders Equity [Line Items]
Number of shares issued (in shares)										17,600,000								50,400,000	50,400,000
Common stock issuance for professional fee (in shares)								1,059,006	350,000		260,000	440,909						962,689	962,689	1,804,033
Common stock issuance (in shares)								(6,627,565)				17,615,534								123,437,386
Common stock issuance | $												$ 18,000								$ 123,000
Common Stock | Private Placement
Stockholders Equity [Line Items]
Common stock issuance (in shares)											10,000,000				10,000,000.0			10,000,000.0	10,000,000.0
Common stock issuance | $											$ 10,000				$ 27,300,000			$ 27,300,000
Qingdao Xingyang City Investment
Stockholders Equity [Line Items]
Aggregate investment								$ 28,000,000.0								$ 28,000,000.0		28,000,000.0			¥ 200.0	¥ 200.0
Payments for investments													$ 7,000,000.0	¥ 50.0
Remaining capital contribution																$ 21,000,000.0	¥ 150.0	$ 21,000,000.0	¥ 150.0
Number of installments | installment																3	3	3	3
Installments of remaining capital contribution																$ 7,000,000.0	¥ 50.0
Dividend rate																6.00%	6.00%	6.00%	6.00%
Period to sell investments																1 year	1 year	1 year	1 year
Period to redeem investments																3 years	3 years	3 years	3 years
Ownership percentage of owned entity																		100.00%				100.00%
US Hybrid
Stockholders Equity [Line Items]
Number of common stock issued (in shares)			6,600,000		6,600,000
Equity interest percentage			100.00%
Purchase price | $					$ 51,016,000
Qingdao Xingyang City Investment | Qingdao Xingyang City Investment | New Energy
Stockholders Equity [Line Items]
Number of common stock issued (in shares)																		56,000,000.0	56,000,000.0
Purchase price																		$ 7,900,000	¥ 56.0